DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.8%
10,434,548	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	9,439,614
3,295,779	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%, 0.19% Floor)	1.18%		10/25/2024	3,153,280
18,625,921	AccessLex Institute, Series 2007-A-A3 (3 Month LIBOR USD + 0.30%)	0.66%		05/25/2036	17,760,760
5,581,461	AccessLex Institute, Series 2007-A-B (3 Month LIBOR USD + 0.55%, 0.55% Floor)	0.91%		02/25/2037	5,123,627
3,250,000	American Credit Acceptance Receivables Trust, Series 2019-2-C	3.17%	^	06/12/2025	3,301,152
6,373,678	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1-A	2.99%	^	07/15/2024	6,454,992
2,946,093	Avant Loans Funding Trust, Series 2019-A-A	3.48%	^	07/15/2022	2,950,954
6,808,022	Avant Loans Funding Trust, Series 2019-B-A	2.72%	^	10/15/2026	6,822,168
2,848,995	CLUB Credit Trust, Series 2018-2-PT	6.07%	#^	02/15/2041	2,693,494
2,974,607	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68%	^	09/25/2042	3,025,363
3,250,000	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98%	^	08/25/2050	3,283,533
965,414	Consumer Loan Underlying Bond Credit Trust, Series 2018-P1-A	3.39%	^	07/15/2025	965,534
3,312,901	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2-A	3.47%	^	10/15/2025	3,324,930
1,115,404	Consumer Loan Underlying Bond Credit Trust, Series 2019-P2-A	2.47%	^	10/15/2026	1,117,794
38,516	Credit Acceptance Auto Loan Trust, Series 2017-2A-A	2.55%	^	02/17/2026	38,548
6,105,450	Domino’s Pizza Master Issuer LLC, Series 2017-1A-A2I (3 Month LIBOR USD + 1.25%)	2.24%	^	07/25/2047	6,081,769
7,831,117	DRB Prime Student Loan Trust, Series 2015-D-A2	3.20%	^	01/25/2040	7,953,245
2,438,092	DRB Prime Student Loan Trust, Series 2016-R-A1 (1 Month LIBOR USD + 1.90%)	2.08%	^	10/25/2044	2,442,164
3,754,063	DRB Prime Student Loan Trust, Series 2016-R-A2	3.07%	^	10/25/2044	3,799,173
7,000,000	Drive Auto Receivables Trust, Series 2020-2-B	1.42%		03/17/2025	7,044,044
11,800,000	DT Auto Owner Trust, Series 2020-2A-A	1.14%	^	01/16/2024	11,835,046
2,349,971	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	2,360,647
4,642,504	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	4,700,714
6,523,259	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	6,591,730
2,143,740	Freed Trust, Series 2019-1-A	3.42%	^	06/18/2026	2,150,390
11,605,855	Freed Trust, Series 2020-FP1-A	2.52%	^	03/18/2027	11,589,616
2,557,959	GLS Auto Receivables Issuer Trust, Series 2019-1A-A	3.37%	^	01/17/2023	2,581,369
6,488,189	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	6,559,451
21,000,000	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58%	^	08/15/2024	21,041,450
2,664,347	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54%	^	02/25/2032	2,718,891
1,216,971	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74%	^	02/25/2039	1,231,871
4,717,598	Jimmy Johns Funding LLC, Series 2017-1A-A2I	3.61%	^	07/30/2047	4,646,722
9,961,519	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	9,854,552
4,134,371	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34%	^	10/25/2048	4,145,682
16,440,849	LendingClub Receivables Trust, Series 2020-3-A	3.50%	^	01/16/2046	16,692,575
13,329,242	LendingClub Receivables Trust, Series 2020-5A-A	3.50%	^	03/15/2046	13,529,674
9,039,124	Lendingpoint Asset Securitization Trust, Series 2019-2-A	3.07%	^	11/10/2025	9,064,598
9,993,542	Lendingpoint Asset Securitization Trust, Series 2020-1-A	2.51%	^	02/10/2026	9,911,304
451,723	Marlette Funding Trust, Series 2018-3A-A	3.20%	^	09/15/2028	451,461
3,353,530	Marlette Funding Trust, Series 2019-1A-A	3.44%	^	04/16/2029	3,386,057
5,951,821	Marlette Funding Trust, Series 2019-2A-A	3.13%	^	07/16/2029	6,006,129
7,421,083	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	7,469,443
3,804,987	Marlette Funding Trust, Series 2019-4A-A	2.39%	^	12/17/2029	3,821,817
2,963,553	Navient Private Education Refinance Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	2,986,362
17,492,469	NP SPE II LLC, Series 2019-2A-A1	2.86%	^	11/19/2049	17,566,168
6,647,280	NP SPE LLC, Series 2019-1A-A1	2.57%	^	09/20/2049	6,599,281
9,795,472	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	9,827,364
18,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10%	^	02/15/2028	18,308,538
11,071,366	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82%	^	11/16/2026	10,942,397
1,561,057	Prosper Marketplace Issuance Trust, Series 2019-1A-A	3.54%	^	04/15/2025	1,561,164
1,015,117	Prosper Marketplace Issuance Trust, Series 2019-2A-A	3.20%	^	09/15/2025	1,017,193
12,160,329	Prosper Marketplace Issuance Trust, Series 2019-4A-A	2.48%	^	02/17/2026	12,172,823
3,692,795	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	3,704,098
2,923,550	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	2,924,162
9,547,034	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	0.60%		06/15/2039	8,865,734
5,721,693	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%, 0.27% Floor)	0.58%		12/15/2039	5,283,897
27,764,022	Small Business Lending Trust, Series 2020-A-A	2.62%	^	12/15/2026	26,797,765
219,002	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	220,566
175,931	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	176,466
900,049	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	903,362
748,489	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	750,617
1,267,267	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	1,274,929
2,102,289	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	2,123,863
3,386,138	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	3,421,172
1,751,905	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	1,777,078
9,038,868	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	2.82%	#^	02/15/2045	9,121,024
14,500,000	SoFi Professional Loan Program Trust, Series 2020-C-AFX	1.95%	^	02/15/2046	14,731,181
3,660,400	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	3,690,920
2,265,501	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	2,279,781
3,131,060	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	3,166,469
1,646,274	SoFi Professional Loan Program, Series 2019-A-A1FX	3.18%	^	06/15/2048	1,657,236
14,228,307	SoFi Professional Loan Program, Series 2019-C-A1FX	2.13%	^	11/16/2048	14,327,674
1,157,617	SoFi Professional Loan ProgramTrust, Series 2018-D-A1FX	3.12%	^	02/25/2048	1,165,724
25,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	24,988,095
132,718	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	135,885
1,144,583	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	1,154,044
5,000,000	Tesla Auto Lease Trust, Series 2019-A-C	2.68%	^	01/20/2023	5,027,951
6,810,840	Triton Container Finance LLC, Series 2017-2A-A	3.62%	^	08/20/2042	6,785,232
3,113,013	Upgrade Master Pass-Thru Trust, Series 2019-ST1-A	4.00%	^	07/15/2025	3,086,974
1,433,756	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	1,433,895
3,744,249	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	3,715,707
11,246,217	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	11,294,688
13,109,129	Upstart Securitization Trust, Series 2020-1-A	2.32%	^	04/22/2030	13,135,339
2,739,062	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	2,742,272
2,764,335	Westlake Automobile Receivables Trust, Series 2018-2A-B	3.20%	^	01/16/2024	2,767,023
3,158,578	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	3,181,945

Total Asset Backed Obligations (Cost $528,866,988)					527,911,385

Bank Loans - 2.5%
5,123,262	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/19/2026	4,867,740
5,007,815	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.06%		05/31/2024	4,814,564
5,692,454	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		07/01/2026	5,458,010
5,632,376	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/01/2027	5,435,609
5,684,589	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		07/17/2025	5,397,687
5,506,143	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	2.75%		09/19/2025	5,375,124
5,320,000	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan	1.94%	±	02/04/2027	5,087,250
1,032,413	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	986,604
249,255	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.92%		12/11/2026	245,204
5,988,365	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	1.93%		02/15/2024	5,786,257
3,247,352	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.67%		01/02/2026	3,154,202
5,218,869	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%		11/15/2027	5,039,157
6,076,726	HCA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/18/2026	5,958,989
4,155,506	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		10/17/2023	4,041,230
3,526,587	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	3,407,564
5,657,083	IQVIA, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 1.75%)	2.06%		06/11/2025	5,507,425
3,854,062	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/02/2026	3,705,333
5,693,297	Jacobs Douwe Egberts International B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.19%		11/03/2025	5,622,131
5,883,063	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.07%		05/01/2026	5,649,388
2,434,480	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.50%		09/21/2026	2,315,799
5,643,558	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.94%		04/03/2025	5,450,746
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%)	1.67%		01/29/2027	1,907,450
3,856,010	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	3,659,084
5,637,354	Microchip Technology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		05/29/2025	5,487,598
4,087,460	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.92%		09/18/2026	3,902,809
4,327,694	Open Text Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		05/30/2025	4,247,913
1,177,050	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/04/2027	1,137,531
1,355,131	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	1,316,171
1,631,800	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	1,594,407
5,609,575	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	2.05%		10/31/2025	5,458,846
6,099,350	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/05/2026	5,953,942
5,672,296	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	1.93%		08/01/2024	5,473,766
5,090,000	T-Mobile USA, Inc. (1 Month LIBOR USD + 3.00%)	3.18%		04/01/2027	5,087,684
6,401,872	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/13/2026	6,141,796
4,498,554	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.92%		10/31/2025	4,447,946
6,093,950	US Foods, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.07%		09/14/2026	5,710,549
3,799,969	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		01/31/2028	3,638,945
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
1,081,704	(1 Month LIBOR USD + 1.75%)	1.94%		12/31/2025	1,046,646
4,504,066	(1 Month LIBOR USD + 1.75%)	1.93%		12/31/2025	4,358,089
3,595,302	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.06%		04/03/2025	3,514,983
2,097,260	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.06%		04/03/2025	2,050,407

Total Bank Loans (Cost $174,972,888)					169,442,575

Collateralized Loan Obligations - 15.0%
10,000,000	AGL Ltd., Series 2020-5A-A1 (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.35%	^	07/20/2030	10,002,226
16,446,104	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	2.07%	^	01/15/2028	16,241,379
15,000,000	Anchorage Capital Ltd., Series 2018-1RA-A1 (3 Month LIBOR USD + 0.99%, 0.99% Floor)	2.30%	^	04/13/2031	14,558,289
12,768,902	Apres Static Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.17%)	2.39%	^	01/15/2027	12,645,104
20,000,000	Assurant Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	2.49%	^	04/20/2030	19,647,581
15,496,771	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	1.22%	^	11/17/2027	15,211,948
20,000,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	1.59%	^	08/05/2027	19,787,125
29,500,000	Avery Point Ltd., Series 2015-7A-AR (3 Month LIBOR USD + 1.14%)	2.36%	^	01/15/2028	29,071,922
5,987,000	Babson Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 1.19%)	2.33%	^	10/20/2030	5,867,260
44,000,000	Battalion Ltd., Series 2014-7A-A1RR (3 Month LIBOR USD + 1.04%)	2.17%	^	07/17/2028	43,339,768
9,920,829	Carlyle Global Market Strategies Ltd., Series 2014-3RA-A1A (3 Month LIBOR USD + 1.05%)	2.04%	^	07/27/2031	9,697,611
42,000,000	CarVal Ltd., Series 2019-1A-AN (3 Month LIBOR USD + 1.48%, 1.48% Floor)	2.62%	^	04/20/2032	41,448,624
3,000,000	Catamaran Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.24%	^	10/25/2031	2,950,679
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.34%	^	10/21/2030	34,275,858
26,500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.63%	^	07/13/2029	26,209,205
19,791,349	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.31%	^	10/20/2028	19,539,212
7,500,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	0.00%	^	07/14/2032	7,499,829
21,000,000	Dryden Ltd., Series 2019-75A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.42%	^	07/15/2030	20,666,643
5,585,000	Greywolf Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 1.16%, 1.16% Floor)	2.15%	^	01/27/2031	5,462,352
9,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.32%	^	10/20/2031	8,878,870
16,173	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	2.27%	^	04/18/2026	16,183
5,503,030	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.10%)	2.20%	^	10/22/2025	5,495,605
17,801,731	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	2.04%	^	10/18/2027	17,550,325
8,964,602	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	2.27%	^	07/18/2031	8,772,817
1,547,246	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	1.91%	^	07/15/2026	1,543,346
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.14%	^	04/25/2030	10,254,879
10,000,000	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	2.31%	^	10/20/2031	9,696,178
22,000,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.26%	^	04/20/2031	21,332,969
35,000,000	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.46%	^	07/15/2027	34,631,356
8,750,000	Madison Park Funding Ltd., Series 2012-10A-AR2 (3 Month LIBOR USD + 1.22%)	2.36%	^	01/20/2029	8,661,384
26,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	2.20%	^	07/23/2029	25,541,972
18,894,736	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.24%	^	11/21/2027	18,724,684
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	2.97%	^	04/15/2029	2,835,111
24,100,000	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	2.32%	^	04/18/2031	23,616,297
13,500,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	2.47%	^	01/20/2032	13,147,947
20,000,000	Midocean Credit Partners, Series 2018-8A-A1 (3 Month LIBOR USD + 1.15%)	1.53%	^	02/20/2031	19,610,103
35,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	2.27%	^	07/25/2029	34,299,390
13,000,000	MP Ltd., Series 2015-1A-ARR (3 Month LIBOR USD + 1.08%)	2.22%	^	10/18/2028	12,694,484
23,491,540	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	1.80%	^	10/28/2027	23,030,507
24,877,123	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.59%	^	10/13/2031	24,244,067
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	2.07%	^	04/26/2031	16,233,661
3,000,000	Octagon Investment Partners Ltd., Series 2020-1A-A1 (3 Month LIBOR USD + 1.85%, 1.85% Floor)	2.10%	^	04/20/2031	3,000,372
11,873,799	Palmer Square Loan Funding Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 0.85%, 0.85% Floor)	1.99%	^	01/20/2027	11,796,435
34,000,000	Park Avenue Institutional Advisers Ltd., Series 2018-1A-A1A (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.42%	^	10/20/2031	33,501,862
25,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	2.43%	^	10/15/2030	24,590,511
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	2.18%	^	10/25/2031	12,218,750
10,000,000	Riserva Ltd., Series 2016-3A-AR (3 Month LIBOR USD + 1.14%)	2.28%	^	10/18/2028	9,861,878
22,000,000	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	2.17%	^	04/20/2031	21,505,000
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.39%	^	10/20/2031	15,355,857
25,000,000	Sound Point Ltd., Series 2015-1RA-A (3 Month LIBOR USD + 1.36%, 1.36% Floor)	2.58%	^	04/15/2030	24,507,314
2,365,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.18%	^	04/21/2031	2,292,895
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	2.58%	^	07/15/2032	17,648,794
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.35%	^	07/17/2028	19,704,202
44,000,000	Tralee Ltd., Series 2019-6A-A1 (3 Month LIBOR USD + 1.45%)	2.44%	^	10/25/2032	43,462,009
10,000,000	Trimaran CAVU LLC, Series 2019-1A-A1 (3 Month LIBOR USD + 1.46%, 1.46% Floor)	2.60%	^	07/20/2032	9,926,434
2,000,000	Venture Ltd., Series 2016-24A-AR (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.32%	^	10/20/2028	1,970,000
22,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	2.39%	^	10/20/2031	21,498,748
24,700,000	Wellfleet Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 0.91%)	2.05%	^	04/20/2028	24,282,101
1,289,093	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	1.59%	^	05/01/2026	1,272,908
694,343	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	2.19%	^	07/25/2026	693,961
12,891,526	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	2.75%	^	10/15/2028	12,826,697

Total Collateralized Loan Obligations (Cost $1,022,528,260)					1,006,851,478

Foreign Corporate Bonds - 14.8%
11,500,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	11,633,042
3,200,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	3,172,598
5,906,000	AerCap Global Aviation Trust	4.63%		10/30/2020	5,931,873
1,370,000	AES Dominicana	7.95%		05/11/2026	1,390,550
884,000	AES Gener S.A.	5.00%		07/14/2025	860,288
3,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	3,619,929
4,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	4,654,194
11,600,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	12,197,758
5,570,000	ANZ New Zealand International Ltd.	1.90%	^	02/13/2023	5,724,899
600,000	AstraZeneca PLC	2.38%		06/12/2022	621,468
735,000	AstraZeneca PLC	3.50%		08/17/2023	795,685
6,115,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	5,766,953
25,500,000	Axiata SPV2 BHD	3.47%		11/19/2020	25,658,187
2,910,000	Baidu, Inc.	3.50%		11/28/2022	3,033,105
10,000,000	Baidu, Inc.	3.88%		09/29/2023	10,665,973
2,550,000	Baidu, Inc.	3.08%		04/07/2025	2,685,444
17,805,000	Banco Bradesco S.A.	5.90%		01/16/2021	18,139,022
2,000,000	Banco Bradesco S.A.	2.85%	^	01/27/2023	1,975,620
2,300,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	2,334,500
2,200,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	2,343,000
3,600,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	3,631,536
8,500,000	Banco del Estado de Chile	3.88%		02/08/2022	8,817,401
12,785,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	12,935,799
600,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	611,013
18,964,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	18,192,070
22,450,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	21,968,896
1,395,000	Banco Santander	4.13%		11/09/2022	1,456,903
2,000,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	2,057,120
3,094,000	Banco Santander Chile	2.50%		12/15/2020	3,119,417
500,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.38%	^	04/17/2025	548,137
9,490,000	Bangkok Bank PCL	4.80%		10/18/2020	9,583,411
5,683,000	Bangkok Bank PCL	3.88%		09/27/2022	5,967,804
2,400,000	Banistmo S.A.	3.65%	^	09/19/2022	2,405,460
20,520,000	Banistmo S.A.	3.65%		09/19/2022	20,566,683
5,500,000	Bank of the Philippine Islands	2.50%		09/10/2024	5,563,871
12,618,000	Barclays Bank PLC	2.65%		01/11/2021	12,744,284
5,900,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	6,259,988
2,000,000	BBVA Bancomer S.A.	6.50%		03/10/2021	2,051,950
4,071,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,989,580
8,500,000	BDO Unibank, Inc.	2.63%		10/24/2021	8,589,450
2,105,000	BDO Unibank, Inc.	2.95%		03/06/2023	2,157,396
4,440,000	BPCE S.A.	2.38%	^	01/14/2025	4,596,202
4,250,000	Brasil Bolsa Balcao S.A.	5.50%		07/16/2020	4,252,167
10,200,000	C&W Senior Financing DAC	7.50%		10/15/2026	10,459,131
11,300,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	11,004,561
3,750,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	3,837,225
22,404,000	CNAC HK Finbridge Company Ltd.,	3.50%		07/19/2022	22,991,529
15,550,000	CNOOC Finance Ltd.	3.88%		05/02/2022	16,274,163
1,500,000	CNOOC Finance Ltd.	3.00%		05/09/2023	1,567,050
7,491,000	CNPC General Capital Ltd.	3.95%		04/19/2022	7,842,815
2,198,000	CNPC General Capital Ltd.	3.40%		04/16/2023	2,323,589
5,729,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	5,880,818
1,973,000	Colombia Telecomunicaciones S.A.	5.38%		09/27/2022	1,976,847
5,205,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	5,401,331
1,312,000	Corp Nacional del Cobre de Chile	3.88%		11/03/2021	1,348,726
500,000	Corporacion Nacional del Cobre de Chile	3.00%		07/17/2022	513,200
2,200,000	Credicorp Ltd.	2.75%	^	06/17/2025	2,193,730
6,125,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.56%	^	06/12/2024	6,158,342
4,188,000	DBS Group Holdings Ltd.	2.85%		04/16/2022	4,344,140
212,000	DBS Group Holdings Ltd.	2.85%	^	04/16/2022	219,904
1,500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.61%		07/25/2022	1,500,197
2,000,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	2,164,900
19,027,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	19,150,010
6,320,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	6,317,527
180,200	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	07/16/2020	15,317
1,088,000	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	299,200
3,364,750	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	3,521,413
5,074,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	4,203,691
13,344,105	ENA Norte Trust	4.95%		04/25/2023	13,193,984
510,000	Equate Petrochemical B.V.	4.25%		11/03/2026	540,009
3,200,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.28%		11/20/2023	3,152,752
10,000,000	Export-Import Bank of India	3.13%		07/20/2021	10,090,415
4,200,000	Geopark Ltd.	6.50%		09/21/2024	3,876,789
864,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	885,222
10,670,000	GlaxoSmithKline Capital PLC	2.88%		06/01/2022	11,154,384
8,100,000	Global Bank Corporation	4.50%		10/20/2021	8,284,275
1,900,000	Global Bank Corporation	4.50%	^	10/20/2021	1,943,225
2,200,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,222,759
6,605,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	6,927,044
500,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	517,250
10,236,000	GrupoSura Finance S.A.	5.70%		05/18/2021	10,592,980
16,005,000	HPHT Finance Ltd.	2.88%		11/05/2024	16,531,472
6,085,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	1.39%		05/18/2024	6,039,688
5,235,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	5,400,463
6,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	6,489,666
3,025,371	Interoceanica Finance Ltd.	0.00%		11/30/2025	2,787,123
7,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	8,048,088
1,600,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	1,835,361
7,525,000	Itau Unibanco Holding S.A.	5.75%		01/22/2021	7,662,595
8,868,000	JD.com, Inc.	3.13%		04/29/2021	8,980,782
8,500,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	8,771,103
1,900,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	1,905,849
10,000,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	2,875,000
11,600,000	LG Chem Ltd.	3.25%		10/15/2024	12,345,322
6,250,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	6,424,587
2,000,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	1.19%		08/16/2024	1,946,141
11,428,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	11,601,420
13,490,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	14,575,001
12,670,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	1.85%		07/26/2023	12,634,999
12,725,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	1.12%		03/05/2023	12,680,310
7,400,000	Multibank, Inc.	4.38%		11/09/2022	7,466,785
5,484,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	5,504,071
995,000	Nutrien Ltd.	1.90%		05/13/2023	1,027,511
9,000,000	Oleoducto Central S.A.	4.00%		05/07/2021	9,122,625
16,195,000	ONGC Videsh Ltd.	2.88%		01/27/2022	16,237,674
6,625,000	ONGC Videsh Ltd.	3.75%		05/07/2023	6,824,667
5,918,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	6,411,776
3,868,138	Panama Metro Line SP	0.00%	^	12/05/2022	3,739,000
16,132,673	Panama Metro Line SP	0.00%		12/05/2022	15,594,084
3,334,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	3,492,782
2,876,000	Petrobras Global Finance B.V.	5.38%		01/27/2021	2,932,873
2,000,000	Petronas Capital Ltd.	3.13%		03/18/2022	2,064,260
8,000,000	POSCO	2.38%		11/12/2022	8,162,080
6,550,000	POSCO	2.38%		01/17/2023	6,666,209
2,300,000	POSCO	2.75%		07/15/2024	2,390,819
1,100,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	1,176,977
2,900,000	Qatar Government International Bond	4.50%		01/20/2022	3,058,120
1,900,000	Reliance Holdings, Inc.	4.50%		10/19/2020	1,915,244
19,310,000	Reliance Holdings, Inc.	5.40%		02/14/2022	20,365,071
590,000	Reliance Holdings, Inc.	4.13%		01/28/2025	640,377
6,380,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	1.85%		06/25/2024	6,385,561
7,990,000	Santander UK PLC	2.50%		01/05/2021	8,073,695
4,455,000	Santander UK PLC	2.10%		01/13/2023	4,600,934
8,000,000	Saudi Arabian Oil Company	2.75%		04/16/2022	8,171,452
13,000,000	Saudi Government International Bond	2.38%		10/26/2021	13,212,394
3,960,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	4,067,158
2,640,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	2,891,737
6,751,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	7,182,851
11,800,000	Sinochem Overseas Capital Ltd.	4.50%		11/12/2020	11,942,124
500,000	Sinopec Group Overseas Development Ltd.	2.25%		09/13/2020	500,980
2,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	2,024,930
2,090,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,109,330
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	3,027,746
12,000,000	Sinopec Group Overseas Development Ltd.	2.15%	^	05/13/2025	12,331,605
2,786,000	Southern Copper Corporation	3.50%		11/08/2022	2,925,287
13,250,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	13,478,534
5,252,000	Takeda Pharmaceutical Ltd.	4.00%		11/26/2021	5,484,370
6,511,000	Tecnoglass, Inc.	8.20%		01/31/2022	6,351,578
13,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	13,403,845
14,300,000	Tencent Holdings Ltd.	1.81%	^	01/26/2026	14,498,143
6,205,000	Toronto-Dominion Bank	3.25%		06/11/2021	6,375,752
1,395,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 4.80%)	0.54%		01/27/2023	1,386,553
6,580,000	UBS AG	2.45%	^	12/01/2020	6,622,771
9,720,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	7,931,520
4,050,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	3,050,156
4,300,000	Union Bank of the Philippines	3.37%		11/29/2022	4,456,938
775,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	1.52%	^	04/23/2021	773,735
850,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	1.52%		04/23/2021	848,612
6,015,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	6,363,269
6,137,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	6,230,497
7,550,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	7,705,870
10,000,000	UPL Corporation	3.25%		10/13/2021	9,998,250
2,915,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,092,970
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	694,622
11,000,000	VTR Finance B.V.	6.88%		01/15/2024	11,252,120

Total Foreign Corporate Bonds (Cost $992,042,125)					992,936,934

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.6%
5,800,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	6,123,698
1,000,000	Brazilian Government International Bond	2.88%		06/06/2025	988,750
3,500,000	Chile Government International Bond	3.88%		08/05/2020	3,506,020
16,350,000	Colombia Government International Bond	4.38%		07/12/2021	16,774,037
800,000	Colombia Government International Bond	2.63%		03/15/2023	810,916
12,016,667	Dominican Republic International Bond	7.50%		05/06/2021	12,422,349
6,500,000	Indonesia Government International Bond	4.88%		05/05/2021	6,711,249
10,400,000	Mexico Government International Bond	3.90%		04/27/2025	11,164,400
9,725,000	Perusahaan Penerbit	3.40%		03/29/2022	10,032,748
2,600,000	Perusahaan Penerbit	3.30%		11/21/2022	2,693,275
1,200,000	Perusahaan Penerbit	3.75%		03/01/2023	1,257,606
7,600,000	Peruvian Government International Bond	2.39%		01/23/2026	7,907,800
8,900,000	Qatar Government International Bond	2.38%		06/02/2021	9,025,713
13,000,000	Saudi Government International Bond	2.88%		03/04/2023	13,585,208
3,711,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	3,849,148

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $104,432,505)					106,852,917

Non-Agency Commercial Mortgage Backed Obligations - 16.1%
1,900,000	Americold LLC, Series 2010-ARTA-D	7.44%	^	01/14/2029	1,903,734
10,812,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	1.33%	^	06/15/2028	10,647,744
6,452,658	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.08%	^	04/15/2035	6,012,764
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	12/15/2036	9,026,863
7,570,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.13%	^	06/15/2035	7,128,609
225,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	06/15/2035	172,118
3,617,947	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	1.08%	^	09/15/2035	3,489,305
88,307,305	BANK, Series 2017-BNK5-XA	1.22%	#I/O	06/15/2060	4,364,138
101,792,889	BANK, Series 2017-BNK6-XA	0.97%	#I/O	07/15/2060	4,060,752
195,627,727	BANK, Series 2020-BN26-XA	1.36%	#I/O	03/15/2063	18,209,459
94,137,772	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.66%	#I/O	02/15/2050	6,093,510
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	08/15/2036	2,100,987
2,577,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.88%	^	08/15/2036	2,320,356
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.68%	^	08/15/2036	4,041,209
13,011,000	BBCMS Mortgage Trust, Series 2017-DELC-B (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.21%	^	08/15/2036	12,214,873
13,430,131	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	10/15/2037	12,309,654
168,500	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	2.58%	^	07/15/2037	147,215
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	0.91%	^	03/15/2037	17,165,053
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (1 Month LIBOR USD + 0.97%) Series 2018-TALL-B (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.16%	^	03/15/2037	10,152,010
240,461,975	BBCMS Mortgage Trust, Series 2020-C6-XA	1.06%	#I/O	02/15/2053	18,178,444
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.68%	#I/O	02/15/2053	3,362,351
3,316,000	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.29%	^	08/15/2036	3,232,540
3,675,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13-D	5.75%	#^	09/11/2041	3,305,062
605,652	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10-AJ	5.78%	#	12/11/2040	604,955
128,287,514	Benchmark Mortgage Trust, Series 2018-B1-XA	0.66%	#I/O	01/15/2051	3,859,684
175,620,241	Benchmark Mortgage Trust, Series 2020-B16-XA	1.05%	#I/O	02/15/2053	12,825,388
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.13%	#I/O	09/15/2043	487,399
20,049,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.42%	^	10/15/2034	17,688,573
7,792,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43%	^	07/15/2035	7,417,188
2,050,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2035	1,868,029
8,797,000	BHP Trust, Series 2019-BXHP-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.16%	^	08/15/2036	8,407,529
5,797,000	BHP Trust, Series 2019-BXHP-C (1 Month LIBOR USD + 1.52%, 1.52% Floor)	1.71%	^	08/15/2036	5,331,482
18,407,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33%	^	05/15/2029	18,094,210
615,000	BX Commercial Mortgage Trust, Series 2018-BIOA-C (1 Month LIBOR USD + 1.12%, 1.10% Floor)	1.31%	^	03/15/2037	595,627
3,590,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.51%	^	03/15/2037	3,439,965
1,950,883	BX Commercial Mortgage Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.16%	^	09/15/2037	1,517,182
8,804,602	BX Commercial Mortgage Trust, Series 2018-IND-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	0.93%	^	11/15/2035	8,734,232
4,214,133	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	3,945,499
6,117,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.14%	^	06/15/2035	5,994,660
4,048,953	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.23%	^	07/15/2034	3,866,418
9,922,900	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	9,277,010
14,601,676	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.27%	^	09/15/2037	13,082,506
3,532,459	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	1.51%	^	09/15/2037	3,097,201
6,441,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.98%	^	05/15/2035	6,130,911
1,001,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.95%	^	05/15/2035	908,006
10,620,000	BX Trust, Series 2019-MMP-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.48%	^	08/15/2036	10,206,731
1,905,000	BX Trust, Series 2019-MMP-C (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.63%	^	08/15/2036	1,808,010
660,000	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	08/15/2036	616,914
8,181,000	BXMT Ltd., Series 2020-FL2-C (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.84%	^	02/16/2037	7,636,964
16,284,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	1.25%	^	12/15/2037	16,131,593
712,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT-A	3.36%	^	04/10/2029	705,772
25,947,468	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.46%	#I/O	05/10/2050	1,514,741
6,444,000	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.05%	^	08/21/2032	6,282,970
112,924,361	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.78%	#I/O	06/15/2050	7,719,543
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.11%	#I/O	06/15/2050	2,203,276
55,675,000	CFK Trust, Series 2020-MF2-X	1.24%	#^I/O	03/15/2039	2,625,856
1,364,901	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	2.04%	^	11/15/2031	1,284,583
2,201,640	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-A (1 Month LIBOR USD + 0.79%, 0.75% Floor)	0.97%	^	07/15/2032	2,188,024
3,804,908	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-B (1 Month LIBOR USD + 0.97%, 0.95% Floor)	1.15%	^	07/15/2032	3,758,728
183,000	CHT Mortgage Trust, Series 2017-CSMO-A (1 Month LIBOR USD + 0.93%, 0.93% Floor)	1.11%	^	11/15/2036	175,715
7,731,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	11/15/2036	7,134,012
3,653,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.93%	^	11/15/2036	3,310,577
33,215,155	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.42%	#I/O	02/10/2049	1,635,830
59,412,024	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	4,108,597
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.80% Floor)	1.01%	^	12/15/2036	8,271,352
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.98%	^	12/15/2036	150,413
242,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM-D	4.35%	^	05/10/2036	245,963
20,344,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.44%	^	08/20/2035	19,862,112
7,569,792	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.79%	#I/O	08/15/2045	199,170
106,306,462	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.29%	#I/O	10/10/2046	3,306,290
20,427,739	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.49%	#I/O	01/10/2046	525,708
2,950,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	1.57%	^	10/15/2031	2,532,987
6,657,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	1.57%	^	10/15/2031	5,442,302
156,172,618	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.99%	#I/O	08/10/2048	5,355,534
21,308,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	09/15/2033	20,408,016
10,603,000	Credit Suisse Commercial Mortgage Securities Corporation, Series 2019-SKLZ-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43%	^	01/15/2034	10,058,594
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/05/2033	5,305,499
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.44%	#^	04/05/2033	6,183,540
125,789,914	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.38%	#I/O	06/15/2050	6,280,980
19,879,500	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	1.02%	#I/O	09/15/2050	573,144
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2032	8,975,363
811,000	CSMC Trust, Series 2017-LSTK-E	3.44%	#^	04/05/2033	746,804
583,000	CSMC Trust, Series 2017-MOON-D	3.30%	#^	07/10/2034	561,620
12,303,779	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	08/15/2035	11,888,748
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.95% Floor)	1.03%	^	06/15/2034	12,484,896
11,744,670	DBGS Mortgage Trust, Series 2018-BIOD-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.99%	^	05/15/2035	11,518,362
15,733,915	Exantas Capital Corporation Ltd., Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.19%	^	04/15/2036	15,246,164
10,000,000	Exantas Capital Corporation, Series 2020-RSO8-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34%	^	03/15/2035	9,843,950
15,000,000	Exantas Capital Corporation, Series 2020-RSO8-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.64%	^	03/15/2035	14,129,985
29,135,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.40%	^	12/16/2036	27,751,146
3,270,249	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.09%	^	11/21/2035	3,246,808
12,432,000	GPMT Ltd., Series 2018-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.14%	^	11/21/2035	10,130,911
17,691,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.48%	^	02/22/2036	17,399,099
20,623,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.92%	^	12/15/2036	18,707,132
1,512,000	GS Mortgage Securities Corporation Trust, Series 2017-500K-D (1 Month LIBOR USD + 1.30%, 1.55% Floor)	1.55%	^	07/15/2032	1,480,690
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	1.08%	^	07/15/2031	5,796,032
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	1.78%	^	07/15/2031	5,570,723
110,387,418	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.18%	#I/O	05/10/2050	6,229,361
132,740,446	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.27%	#I/O	08/10/2050	7,761,347
153,476,444	GS Mortgage Securities Trust, Series 2017-GS8-XA	1.12%	#I/O	11/10/2050	7,871,208
4,330,000	Hilton Orlando Trust, Series 2018-ORL-B (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.23%	^	12/15/2034	4,108,759
7,250,000	Hunt Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 1.65%)	1.83%	^	08/15/2034	6,912,614
20,301,000	Hunt Ltd., Series 2018-FL2-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	1.26%	^	08/15/2028	19,960,390
3,605,955	IMT Trust, Series 2017-APTS-DFL (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.73%	^	06/15/2034	3,209,460
417,144	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	06/15/2032	398,202
10,646,169	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	06/15/2032	10,051,777
376,595	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	292,828
4,546,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-E	5.66%	#^	07/15/2046	4,304,071
14,745,024	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	1.09%	#I/O	07/15/2047	299,486
65,353,199	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.82%	#I/O	12/15/2049	1,850,136
12,491,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.77%	^	07/05/2033	11,479,610
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.47%	#^I/O	01/10/2037	760,440
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	2.63%	#^I/O	12/15/2036	4,137,815
12,920,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-BFL (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.30%	^	01/16/2037	12,348,678
79,951,341	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.47%	#I/O	11/15/2048	2,448,110
26,137,703	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.66%	#I/O	06/13/2052	2,592,254
15,902,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 0.96%, 0.96% Floor)	1.14%	^	07/15/2036	15,451,226
11,281,000	KKR Industrial Portfolio Trust, Series 2020-AIP-F (1 Month LIBOR USD + 3.43%, 3.43% Floor)	3.61%	^	03/15/2037	10,885,277
500,000	LCCM Mortgage Trust, Series 2014-909-D	4.03%	#^	05/15/2031	486,383
10,410,000	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.31%	^	05/15/2028	10,305,900
18,273,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.68%	^	05/15/2036	16,744,244
12,297,000	LoanCore Issuer Ltd., Series 2019-CRE3-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.23%	^	04/15/2034	11,714,417
64,646,240	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.15%	#^I/O	03/10/2050	2,275,147
11,968,000	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33%	^	06/15/2028	11,761,552
16,723,000	MF1 2019-FL2 Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.31%	^	12/25/2034	16,471,419
2,503,280	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.58%	#^I/O	08/15/2045	55,615
14,766,628	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^I/O	12/15/2046	342,962
3,384,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-B	2.48%	^	09/13/2031	3,344,166
1,424,930	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.72%	#^I/O	11/12/2041	280
1,372,942	Morgan Stanley Capital Trust, Series 2006-IQ11-B	6.05%	#	10/15/2042	1,294,060
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	11/15/2034	2,439,002
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2034	3,633,118
3,655,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.53%	^	11/15/2034	2,390,542
68,275,469	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.59%	#I/O	06/15/2050	4,377,844
12,901,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.08%	^	07/15/2035	12,368,307
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.93%	^	05/15/2036	6,975,814
10,191,088	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	08/15/2034	9,629,020
16,416,000	MSCG Trust, Series 2018-SELF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.08%	^	10/15/2037	16,227,769
5,185,000	Natixis Commercial Mortgage Securities Trust 2018-850T, Series 2018-850T-C (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34%	^	07/15/2033	4,980,539
12,008,226	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.13%	^	06/15/2035	11,428,079
19,570,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.78%	^	02/15/2036	18,674,144
12,799,816	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.17%	^	04/14/2036	12,396,622
5,621,000	PFP Ltd., Series 2019-6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.25%	^	04/14/2037	5,443,236
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	1.94%	^	06/15/2033	5,342,393
6,186,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	2.24%	^	06/15/2033	5,964,241
16,769,297	Shelter Growth Issuer Ltd., Series 2019-FL2-B (1 Month LIBOR USD + 2.30%, 1.80% Floor)	2.48%	^	05/15/2036	15,185,638
14,321,034	SLIDE, Series 2018-FUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.08%	^	06/15/2031	13,714,574
12,887,000	STWD Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.58%	^	07/15/2038	12,535,829
16,923,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.64%	^	09/15/2034	16,347,618
25,648,488	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.25%	#^I/O	05/10/2045	663,431
69,728,960	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.72%	#I/O	06/15/2050	5,430,617
104,840,534	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.25%	#I/O	08/15/2050	5,750,000
117,500,443	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.04%	#I/O	02/15/2051	5,475,333
552,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.28%	^	02/15/2032	502,968
13,907,391	VMC Finance LLC, Series 2018-FL2-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	1.11%	^	10/15/2035	13,291,321
183,641,819	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-XA	1.53%	#I/O	06/15/2052	16,242,403
28,926,036	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.92%	#I/O	09/15/2058	940,163
12,022,578	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.96%	#^I/O	08/15/2045	326,193

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,187,186,430)					1,084,866,829

Non-Agency Residential Collateralized Mortgage Obligations - 18.5%
16,126,479	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	16,361,567
8,536,854	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	8,712,998
31,596,101	Ajax Mortgage Loan Trust, Series 2018-F-A	4.38%	#^	11/25/2058	32,986,930
3,239,340	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	3,263,311
982,485	Angel Oak Mortgage Trust LLC, Series 2017-1-A1	2.81%	#^	01/25/2047	985,272
483,040	Angel Oak Mortgage Trust LLC, Series 2017-1-A2	3.09%	#^	01/25/2047	484,516
18,472,623	Arroyo Mortgage Trust, Series 2019-3-A2	3.21%	#^	10/25/2048	18,788,907
9,983,515	Arroyo Mortgage Trust, Series 2019-3-A3	3.42%	#^	10/25/2048	10,136,020
147,662	Banc of America Funding Corporation, Series 2005-E-6A1	3.79%	#	05/20/2035	146,309
785,290	Banc of America Mortgage Securities Trust, Series 2005-E-2A1	3.23%	#	06/25/2035	695,122
7,637,676	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	7,624,623
14,773,510	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	14,987,966
808,806	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^	08/28/2021	823,024
2,129,722	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	3.94%	#	02/25/2034	2,048,005
233,903	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	233,253
11,400,000	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50%	#^	05/26/2059	11,787,495
4,065,654	Carrington Mortgage Loan Trust, Series 2007-FRE1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.50% Cap)	0.38%		02/25/2037	4,054,503
63,176	CitiCorporationResidential Mortgage Securities, Inc., Series 2007-1-A4	5.22%	ß	03/25/2037	63,196
1,631,332	CitiCorporationResidential Mortgage Securities, Inc., Series 2007-2-A4	5.01%	ß	06/25/2037	1,639,465
813,984	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	4.14%		03/25/2036	780,077
35,745,616	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	36,359,805
16,505,252	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	16,713,913
9,511,765	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	9,579,370
6,520,120	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	6,564,961
33,189,726	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	33,598,610
21,100,000	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80%	#^	05/25/2060	21,261,943
2,342,234	COLT Mortgage Loan Trust, Series 2018-3-A1	3.69%	#^	10/26/2048	2,394,075
1,618,897	COLT Mortgage Loan Trust, Series 2018-3-A2	3.76%	#^	10/26/2048	1,655,492
1,550,008	COLT Mortgage Loan Trust, Series 2018-3-A3	3.87%	#^	10/26/2048	1,586,229
29,900,000	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85%	#^	03/25/2065	30,005,284
1,953	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	3.77%	#	04/25/2036	1,963
2,162,004	Countrywide Home Loans, Series 2004-HYB9-1A1	3.63%	#	02/20/2035	2,116,649
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	14,943
4,707,540	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.65%	#^	11/27/2037	4,728,927
7,205,568	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4-A1	3.52%	^	08/26/2058	7,429,063
46,418,886	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A1	3.39%	^§	02/25/2024	46,519,457
41,012,345	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	42,394,888
45,834,093	CSMC Trust, Series 2019-RP10-A1	3.14%	#^	12/26/2059	47,419,348
18,064,727	CSMC Trust, Series 2019-RPL2-A1	3.86%	#^	11/25/2058	18,690,431
1,294,114	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	#^	06/25/2047	1,296,438
628,569	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	#^	06/25/2047	629,839
924,367	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	#^	06/25/2047	926,449
3,039,280	Deephaven Residential Mortgage Trust, Series 2019-1A-A1	3.74%	#^	01/25/2059	3,056,159
11,450,000	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01%	#^	06/25/2065	11,506,605
3,338,650	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	4.14%	#	08/25/2037	2,262,390
5,307,345	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	5,197,975
8,102,258	GCAT LLC, Series 2019-3-A1	3.35%	^§	10/25/2049	7,931,132
7,095,058	GCAT LLC, Series 2020-1-A1	2.98%	^§	01/26/2060	6,930,537
5,400,000	GCAT LLC, Series 2020-2-A1	3.72%	^§	06/25/2025	5,415,595
25,208,892	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63%	#^	01/25/2059	25,457,169
1,682,235	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	4.34%	#	11/25/2035	1,520,640
3,934,666	Homeward Opportunities Fund Trust, Series 2018-1-A1	3.77%	#^	06/25/2048	4,024,330
5,094,734	Homeward Opportunities Fund Trust, Series 2018-1-A2	3.90%	#^	06/25/2048	5,207,711
5,919,938	Homeward Opportunities Fund Trust, Series 2018-1-A3	4.00%	#^	06/25/2048	6,036,163
28,468,099	Invitation Homes Trust, Series 2017-SFR2-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	1.04%	^	12/17/2036	28,196,320
17,894,509	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	0.89%	^	03/17/2037	17,621,988
123,070	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	121,494
8,930	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	8,778
21,268	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	21,676
13,733,161	Legacy Mortgage Asset Trust 2019-GS4, Series 2019-GS4-A1	3.44%	^§	05/25/2059	13,844,892
23,957,873	Legacy Mortgage Asset Trust 2019-GS7, Series 2019-GS7-A1	3.25%	^§	11/25/2059	23,947,905
14,960,841	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	6.50%	^§	01/25/2057	15,284,552
20,945,639	Legacy Mortgage Asset Trust, Series 2018-GS1-A1	4.00%	^§	03/25/2058	21,665,889
17,595,882	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	17,820,810
30,286,625	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	31,065,239
28,844,288	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	29,571,265
499,443	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	498,314
28,555,542	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	28,818,904
3,068,960	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.08%	#	04/25/2036	2,470,613
1,994,697	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	3.28%	±	11/25/2035	1,906,141
5,398,141	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	5,421,532
13,666,778	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	13,604,627
13,918,671	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75%	#^	01/25/2061	14,299,441
7,360	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	7,369
74,413	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.41%	^	02/26/2037	75,061
4,400,000	Nationstar HECM Loan Trust, Series 2018-2A-M2	3.82%	#^	07/25/2028	4,363,797
11,824,468	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	11,816,378
7,533,932	New Residential Mortgage Loan Trust, Series 2019-NQM1-A2	3.88%	#^	01/25/2049	7,529,454
13,916,932	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-A	3.19%	^	01/25/2023	13,999,123
11,895,797	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	11,968,419
3,672,759	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	0.83%	^	06/25/2057	3,635,172
22,127	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	22,198
34,740,098	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	35,236,006
2,800,341	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/27/2058	2,808,768
46,969,705	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	46,309,875
11,389,920	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	11,456,745
7,893,609	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	7,974,535
14,850,895	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	14,927,904
33,139,351	PRPM LLC, Series 2020-1A-A1	2.98%	^§	02/25/2025	33,097,198
2,653,210	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	06/25/2029	2,657,630
4,435,881	Starwood Mortgage Residential Trust, Series 2018-IMC1-A2	3.90%	#^	03/25/2048	4,460,245
218,847	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.74%	#	07/25/2033	212,700
45,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73%	^§	03/25/2023	44,520,318
6,622,532	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13%	#^	07/25/2049	6,558,764
5,757,963	Vericrest Opportunity Loan Trust, Series 2019-NPL7-A1A	3.18%	^§	10/25/2049	5,731,394
16,441,982	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	16,505,820
13,756,357	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	13,662,424
13,901,599	Vericrest Opportunity Loan Trust, Series 2020-NPL5-A1A	2.98%	^§	03/25/2050	13,862,119
4,010,967	Verus Securitization Trust, Series 2017-1A-A1	2.85%	#^	01/25/2047	4,013,886
594,217	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	594,992
18,700,000	Verus Securitization Trust, Series 2020-2-A1	2.23%	#^	05/25/2060	18,891,428
10,400,000	Verus Securitization Trust, Series 2020-INV1-A1	1.98%	#^	04/25/2060	10,465,281
4,631,969	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	4,642,782
12,901,122	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	12,873,287
13,070,947	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	13,113,404
11,467,843	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	11,411,127
8,115,912	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	8,081,988
28,221,244	VOLT LLC, Series 2020-NPL4-A1	2.98%	^§	03/25/2050	27,968,601
428,678	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	3.95%	#	12/25/2032	412,843

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,235,404,166)					1,245,096,457

US Corporate Bonds - 5.6%
4,737,000	AbbVie, Inc.	3.38%		11/14/2021	4,904,783
3,280,000	AbbVie, Inc.	2.30%	^	11/21/2022	3,392,075
6,748,000	American Express Company (3 Month LIBOR USD + 0.65%)	1.02%		02/27/2023	6,764,870
331,000	Amgen, Inc.	2.70%		05/01/2022	342,452
4,637,000	Amgen, Inc.	2.65%		05/11/2022	4,811,469
3,075,000	Amgen, Inc.	3.63%		05/15/2022	3,218,886
3,300,000	Amgen, Inc.	1.90%		02/21/2025	3,450,327
6,825,000	Analog Devices, Inc.	2.95%		01/12/2021	6,913,521
10,600,000	Anthem, Inc.	2.50%		11/21/2020	10,684,867
1,715,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	1.12%		03/05/2024	1,709,538
2,313,000	BAT Capital Corporation	2.76%		08/15/2022	2,396,449
4,595,000	BB&T Corporation	2.20%		03/16/2023	4,772,200
5,291,000	Bristol-Myers Squibb Company	2.88%	^	08/15/2020	5,306,401
1,675,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	1,741,994
3,820,000	Broadcom, Inc.	2.25%	^	11/15/2023	3,950,075
6,139,000	Capital One Financial Corporation	2.40%		10/30/2020	6,166,128
10,805,000	Cardinal Health, Inc.	2.62%		06/15/2022	11,156,076
6,435,000	Carrier Global Corporation	1.92%	^	02/15/2023	6,569,351
5,970,000	Cigna Corporation	3.40%		09/17/2021	6,173,324
6,471,000	Cintas Corporation	2.90%		04/01/2022	6,728,888
4,656,000	Citigroup, Inc.	2.75%		04/25/2022	4,827,965
6,700,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.37%		06/01/2024	6,685,526
2,020,000	Citigroup, Inc. (Secured Overnight Financing Rate + 8.67%)	2.31%		11/04/2022	2,063,582
1,114,000	Consolidated Edison, Inc.	2.00%		05/15/2021	1,127,837
1,645,000	Crown Castle International Corporation	1.35%		07/15/2025	1,652,720
12,705,000	CVS Health Corporation	3.70%		03/09/2023	13,656,564
4,760,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,793,404
200,000	Daimler Finance North America LLC	3.40%	^	02/22/2022	206,720
2,695,000	Delta Air Lines, Inc.	3.40%		04/19/2021	2,621,361
2,975,000	DTE Energy Company	2.25%		11/01/2022	3,073,796
2,410,000	DTE Energy Company	2.53%		10/01/2024	2,524,847
4,280,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	4,329,100
5,015,000	eBay, Inc.	2.75%		01/30/2023	5,245,396
4,195,000	Energy Transfer Operating LP	4.25%		03/15/2023	4,433,376
1,855,000	Energy Transfer Operating LP	2.90%		05/15/2025	1,901,585
5,325,000	Equinix, Inc.	1.25%		07/15/2025	5,350,294
5,345,000	Exxon Mobil Corporation	1.57%		04/15/2023	5,484,787
5,352,000	General Mills, Inc.	3.15%		12/15/2021	5,517,359
7,000,000	Goldman Sachs Group, Inc.	2.35%		11/15/2021	7,045,290
5,355,000	Hyundai Capital America	2.85%	^	11/01/2022	5,468,580
5,515,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	5,743,641
5,390,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	5,685,311
2,860,000	Marathon Petroleum Corporation	4.75%		12/15/2023	3,141,858
5,424,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	1.51%		12/29/2021	5,426,778
4,505,000	McDonald’s Corporation	2.63%		01/15/2022	4,657,518
5,415,000	Microchip Technology, Inc.	3.92%		06/01/2021	5,521,768
4,440,000	Mondelez International, Inc.	0.63%		07/01/2022	4,439,378
1,515,000	Mondelez International, Inc.	3.63%		05/07/2023	1,632,880
11,355,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.03%		07/22/2022	11,414,815
2,700,000	National Securities Clearing Corporation	1.20%	^	04/23/2023	2,742,786
6,030,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	6,060,266
12,478,000	Northrop Grumman Corporation	2.08%		10/15/2020	12,536,854
1,670,000	Omnicom Capital, Inc.	3.63%		05/01/2022	1,762,077
3,720,000	ORACLE Corporation	2.50%		04/01/2025	4,005,448
4,930,000	PayPal Holdings, Inc.	2.20%		09/26/2022	5,105,028
460,000	PayPal Holdings, Inc.	1.35%		06/01/2023	469,904
6,140,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	6,324,529
5,520,000	PepsiCo, Inc.	0.75%		05/01/2023	5,576,978
2,425,000	PNC Bank	2.45%		11/05/2020	2,438,033
1,955,000	PNC Bank (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,995,770
1,905,000	PNC Funding Corporation	3.30%		03/08/2022	1,989,334
679,000	Prudential Financial, Inc.	4.50%		11/15/2020	689,434
1,770,000	Prudential Financial, Inc.	4.50%		11/16/2021	1,865,892
10,010,000	Prudential Financial, Inc.	3.50%		05/15/2024	11,089,768
2,359,000	PSEG Power LLC	3.85%		06/01/2023	2,549,247
6,515,000	Republic Services, Inc.	2.50%		08/15/2024	6,934,094
2,922,000	Reynolds American, Inc.	4.00%		06/12/2022	3,088,630
5,315,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	5,728,528
6,900,000	Simon Property Group LP	2.00%		09/13/2024	7,080,390
4,625,000	Synchrony Financial	3.75%		08/15/2021	4,730,537
1,535,000	Synchrony Financial	2.85%		07/25/2022	1,561,883
2,055,000	Target Corporation	2.90%		01/15/2022	2,137,886
6,455,000	Union Pacific Corporation	3.20%		06/08/2021	6,615,428
1,640,000	Upjohn, Inc.	1.13%	^	06/22/2022	1,649,608
2,285,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.49%		05/15/2025	2,314,408
6,120,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	6,374,078
5,130,000	Waste Management, Inc.	2.95%		06/15/2024	5,254,624
12,485,000	Wells Fargo & Company	2.60%		01/15/2021	12,637,297
5,885,000	Welltower, Inc.	3.63%		03/15/2024	6,290,949

Total US Corporate Bonds (Cost $367,391,318)					376,427,398

US Government and Agency Mortgage Backed Obligations - 6.3%
125,484,291	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	3,435,020
1,550,791	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.71% Cap)	3.60%		05/01/2045	1,614,490
202,026	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	229,952
1,604,132	Federal Home Loan Mortgage Corporation, Series 3025-FW (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap)	0.43%		08/15/2035	1,594,910
12,352,645	Federal Home Loan Mortgage Corporation, Series 317-F3 (1 Month LIBOR USD + 0.52%, 0.52% Floor 6.50% Cap)	0.70%		11/15/2043	12,356,164
19,790	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	19,853
9,388,250	Federal Home Loan Mortgage Corporation, Series 3843-FB (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.51%		04/15/2041	9,379,950
24,568	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	26,539
1,882,442	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	1,899,237
712,445	Federal Home Loan Mortgage Corporation, Series 4074-KF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.48%		02/15/2041	710,628
3,408,134	Federal Home Loan Mortgage Corporation, Series 4203-NB	2.00%		10/15/2040	3,475,817
11,952,503	Federal Home Loan Mortgage Corporation, Series 4211-AP	1.60%		03/15/2043	12,231,164
841,356	Federal Home Loan Mortgage Corporation, Series 4238-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.48%		02/15/2042	839,121
9,510,282	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	9,729,192
5,698,790	Federal Home Loan Mortgage Corporation, Series 4631-GF (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	0.68%		11/15/2046	5,712,780
10,332,467	Federal Home Loan Mortgage Corporation, Series 4725-FB (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		08/15/2047	10,287,425
4,906,569	Federal Home Loan Mortgage Corporation, Series 4773-EA	4.00%		10/15/2042	4,995,680
8,652,700	Federal Home Loan Mortgage Corporation, Series 4778-NA	4.50%		06/15/2044	8,839,451
7,887,461	Federal Home Loan Mortgage Corporation, Series 4824-FC (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		09/15/2048	7,880,036
6,998,190	Federal Home Loan Mortgage Corporation, Series 4842-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		11/15/2048	6,989,238
40,736,357	Federal Home Loan Mortgage Corporation, Series 4920-FA (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.63%		10/25/2049	40,797,950
76,206	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	79,579
2,785,273	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.38% Cap)	3.88%		11/01/2042	2,899,162
1,916,308	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	2,031,769
2,839,158	Federal National Mortgage Association, Pool AL9932	3.04%	#	01/01/2024	2,991,728
9,150,000	Federal National Mortgage Association, Pool AM6134	2.67%		09/01/2021	9,293,187
3,460,326	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.43% Cap)	2.42%		12/01/2045	3,595,588
2,643,226	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 6.99% Cap)	2.40%		05/01/2045	2,743,347
2,411,988	Federal National Mortgage Association, Series 2006-97-FE (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.63%		10/25/2035	2,418,955
965,217	Federal National Mortgage Association, Series 2010-113-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	0.58%		10/25/2040	966,496
38,418,945	Federal National Mortgage Association, Series 2010-54-FB (1 Month LIBOR USD + 0.39%, 0.39% Floor, 7.00% Cap)	0.57%		06/25/2036	38,405,049
834,248	Federal National Mortgage Association, Series 2011-128-FK (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.53%		07/25/2041	832,994
9,848,299	Federal National Mortgage Association, Series 2011-63-FA (1 Month LIBOR USD + 0.58%, 0.58% Floor, 6.50% Cap)	0.76%		07/25/2041	9,924,572
15,670,710	Federal National Mortgage Association, Series 2011-63-FP (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	0.50%		07/25/2041	15,689,239
89,862	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	100,342
6,220,235	Federal National Mortgage Association, Series 2011-86-KF (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	0.73%		09/25/2041	6,265,632
25,227,270	Federal National Mortgage Association, Series 2011-96-FA (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		10/25/2041	25,368,992
2,131,404	Federal National Mortgage Association, Series 2012-110-MF (1 Month LIBOR USD + 0.46%, 0.46% Floor, 6.50% Cap)	0.64%		10/25/2042	2,134,713
850,923	Federal National Mortgage Association, Series 2012-111-JF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	0.58%		07/25/2040	852,084
7,522,202	Federal National Mortgage Association, Series 2012-56-FA (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	0.73%		06/25/2042	7,559,206
15,851,384	Federal National Mortgage Association, Series 2012-56-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.63%		06/25/2042	15,854,282
1,971,087	Federal National Mortgage Association, Series 2013-81-EF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		12/25/2042	1,968,963
10,467,452	Federal National Mortgage Association, Series 2016-89-FH (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	0.68%		12/25/2046	10,489,299
6,785,015	Federal National Mortgage Association, Series 2017-3-FA (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	0.68%		02/25/2047	6,811,760
19,714,367	Federal National Mortgage Association, Series 2017-96-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	0.58%		12/25/2057	19,656,505
12,043,585	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	0.48%		03/25/2048	11,965,126
14,885,451	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	0.48%		08/25/2048	14,868,693
17,650,849	Federal National Mortgage Association, Series 2018-70-HF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		10/25/2058	17,599,898
7,030,730	Federal National Mortgage Association, Series 2019-42-KF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	0.53%		08/25/2049	7,043,017
7,829,744	Federal National Mortgage Association, Series 2019-42-LF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.53%		08/25/2049	7,827,168
12,578,641	Federal National Mortgage Association, Series 2019-57-FE (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.63%		10/25/2049	12,604,654
4,103,772	Federal National Mortgage Association, Series 2019-6-KF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.63%		03/25/2049	4,107,893
6,699,150	Federal National Mortgage Association, Series 404-F13 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap)	0.78%		05/25/2040	6,767,411
4,474,475	Government National Mortgage Association, Series 2006-14-FA (1 Month LIBOR USD + 0.20%, 0.20% Floor, 6.50% Cap)	0.39%		03/20/2036	4,453,100
6,317,850	Government National Mortgage Association, Series 2010-115-AF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.64%		09/20/2040	6,330,449

Total US Government and Agency Mortgage Backed Obligations (Cost $421,527,500)					425,545,449

US Government and Agency Obligations - 7.9%
131,100,000	United States Treasury Notes	2.63%		05/15/2021	133,919,163
131,600,000	United States Treasury Notes	1.50%		09/30/2021	133,789,905
52,400,000	United States Treasury Notes	1.38%		01/31/2022	53,401,945
75,300,000	United States Treasury Notes	0.13%		05/15/2023	75,197,051
125,300,000	United States Treasury Notes	2.25%		12/31/2023	134,291,253

Total US Government and Agency Obligations (Cost $523,690,960)					530,599,317

Affiliated Mutual Funds - 0.7%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				48,850,000

Total Affiliated Mutual Funds (Cost $50,000,000)					48,850,000

Common Stocks - 0.0%
89,329	Frontera Energy Corporation				222,161

Total Common Stocks (Cost $8,231,569)					222,161

Short Term Investments - 2.1%
46,092,009	First American Government Obligations Fund - Class U	0.11%	♦		46,092,009
46,092,010	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		46,092,010
46,092,009	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		46,092,009

Total Short Term Investments (Cost $138,276,028)					138,276,028

Total Investments - 98.9% (Cost $6,754,550,737)					6,653,878,928
Other Assets in Excess of Liabilities - 1.1%					71,469,488

NET ASSETS - 100.0%					$6,725,348,416

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2020.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

♦	Seven-day yield as of June 30, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	18.5%
Non-Agency Commercial Mortgage Backed Obligations	16.1%
Collateralized Loan Obligations	15.0%
Foreign Corporate Bonds	14.8%
US Government and Agency Obligations	7.9%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	6.3%
US Corporate Bonds	5.6%
Bank Loans	2.5%
Short Term Investments	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Affiliated Mutual Funds	0.7%
Common Stocks	0.0%	~
Other Assets and Liabilities	1.1%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	18.5%
Non-Agency Commercial Mortgage Backed Obligations	16.1%
Collateralized Loan Obligations	15.0%
US Government and Agency Obligations	7.9%
Asset Backed Obligations	7.8%
Banking	7.3%
US Government and Agency Mortgage Backed Obligations	6.3%
Energy	2.4%
Short Term Investments	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.8%
Transportation	1.4%
Telecommunications	1.3%
Technology	1.1%
Chemicals/Plastics	1.1%
Healthcare	1.0%
Utilities	0.8%
Pharmaceuticals	0.8%
Affiliated Mutual Funds	0.7%
Finance	0.7%
Building and Development (including Steel/Metals)	0.6%
Food Products	0.4%
Electronics/Electric	0.4%
Media	0.4%
Food Service	0.3%
Automotive	0.3%
Insurance	0.3%
Business Equipment and Services	0.3%
Aerospace & Defense	0.2%
Chemical Products	0.2%
Real Estate	0.2%
Environmental Control	0.2%
Retailers (other than Food/Drug)	0.2%
Pulp & Paper	0.1%
Industrial Equipment	0.1%
Mining	0.1%
Consumer Products	0.1%
Containers and Glass Products	0.1%
Diversified Manufacturing	0.1%
Beverage and Tobacco	0.1%
Commercial Services	0.1%
Financial Intermediaries	0.0%	~
Other Assets and Liabilities	1.1%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Low Duration Bond Fund’s investments in affiliated mutual funds for the period ended June 30, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at June 30, 2020	Value at June 30, 2020	Change in Unrealized for the Period Ended June 30, 2020	Dividend Income Earned in the Period Ended June 30, 2020	Net Realized Gain (Loss) in the Period Ended June 30, 2020
DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)	$46,800,000	$-	$-	5,000,000	$48,850,000	$2,050,000	$345,177	$-

	$46,800,000	$-	$-	5,000,000	$48,850,000	$2,050,000	$345,177	$-

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.